Supplemental Financial Statement Information (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Schedule Of Inventories	Inventories consist of the following:

	October 31, 2015	July 31, 2015
Propane gas and related products	$68,420	$68,731
Appliances, parts and supplies	27,659	28,023
Inventories	$96,079	$96,754

Inventories consist of the following:

	January 31, 2016	July 31, 2015
Propane gas and related products	$60,248	$68,731
Crude oil	5,720	—
Appliances, parts and supplies	26,520	28,023
Inventories	$92,488	$96,754
Inventories consist of the following:

	2015	2014
Propane gas and related products	$68,731	$121,111
Appliances, parts and supplies	28,023	24,858
Inventories	$96,754	$145,969

Property, Plant And Equipment
Property, plant and equipment, net consist of the following:

		October 31,	July 31,
	Estimated useful lives	2015	2015
Land	Indefinite	$34,359	$34,389
Land improvements	2-20	13,329	13,249
Building and improvements	20	71,748	71,923
Vehicles, including transport trailers	8-20	202,139	228,646
Bulk equipment and district facilities	5-30	110,833	111,657
Tanks, cylinders and customer equipment	2-30	771,569	772,904
Salt water disposal wells and related equipment	2-23	44,969	38,460
Rail cars	30	150,392	150,235
Injection stations	20	38,562	37,619
Pipeline	15	4,074	4,074
Computer and office equipment	2-5	120,896	123,386
Construction in progress	n/a	21,665	16,841
		1,584,535	1,603,383
Less: accumulated depreciation		643,252	638,166
Property, plant and equipment, net		$941,283	$965,217

roperty, plant and equipment, net consist of the following:

		January 31,	July 31,
	Estimated useful lives	2016	2015
Land	Indefinite	$35,581	$34,389
Land improvements	2-20	13,441	13,249
Building and improvements	20	72,248	71,923
Vehicles, including transport trailers	8-20	213,038	228,646
Bulk equipment and district facilities	5-30	111,669	111,657
Tanks, cylinders and customer equipment	2-30	768,720	772,904
Salt water disposal wells and related equipment	2-30	52,095	38,460
Rail cars	30	173,513	150,235
Injection stations	20	32,178	37,619
Pipeline	15	4,074	4,074
Computer and office equipment	2-5	121,055	123,386
Construction in progress	n/a	23,503	16,841
		1,621,115	1,603,383
Less: accumulated depreciation		654,120	638,166
Property, plant and equipment, net		$966,995	$965,217

Property, plant and equipment, net consist of the following:

	Estimated useful lives	2015	2014
Land	Indefinite	$34,389	$31,890
Land improvements	2-20	13,249	12,812
Buildings and improvements	20	71,923	68,492
Vehicles, including transport trailers	8-20	228,646	95,701
Bulk equipment and district facilities	5-30	111,657	109,739
Tanks, cylinders and customer equipment	2-30	772,904	772,402
Salt water disposal wells and related equipment	2-23	38,460	24,288
Rail cars	30	150,235	—
Injection stations	20	37,619	—
Pipeline	15	4,074	—
Computer and office equipment	2-5	123,386	116,265
Construction in progress	n/a	16,841	7,029
		1,603,383	1,238,618
Less: accumulated depreciation		638,166	626,831
Property, plant and equipment, net		$965,217	$611,787

Other Current Liabilities
Other current liabilities consist of the following:

	October 31, 2015	July 31, 2015
Accrued interest	$39,951	$15,275
Accrued payroll	17,643	17,485
Customer deposits and advances	38,602	28,792
Price risk management liabilities	27,639	31,450
Other	71,194	83,174
Other current liabilities	$195,029	$176,176

Other current liabilities consist of the following:

	January 31, 2016	July 31, 2015
Accrued interest	$14,855	$15,275
Accrued payroll	13,978	17,485
Customer deposits and advances	30,226	28,792
Price risk management liabilities	34,907	31,450
Other	54,962	83,174
Other current liabilities	$148,928	$176,176

Other current liabilities consist of the following:

	2015	2014
Accrued interest	$15,275	$10,176
Accrued payroll	17,485	37,120
Customer deposits and advances	28,792	25,412
Price risk management liabilities	31,450	83
Other	83,174	50,362
Other current liabilities	$176,176	$123,153

Shipping And Handling Expenses
Shipping and handling expenses are classified in the following condensed consolidated statements of earnings line items:

	For the three months ended October 31,
	2015	2014
Operating expense	$40,535	$45,790
Depreciation and amortization expense	1,115	1,449
Equipment lease expense	6,429	4,866
	$48,079	$52,105

Shipping and handling expenses are classified in the following condensed consolidated statements of earnings line items:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Operating expense	$43,881	$48,125	$84,225	$93,915
Depreciation and amortization expense	1,082	1,327	2,197	2,777
Equipment lease expense	6,486	5,713	12,915	10,578
	$51,449	$55,165	$99,337	$107,270

Shipping and handling expenses are classified in the following consolidated statements of earnings line items:

	For the year ended July 31,
	2015	2014	2013
Operating expense	$174,105	$190,999	$181,932
Depreciation and amortization expense	5,127	5,829	5,744
Equipment lease expense	22,667	15,807	14,028
	$201,899	$212,635	$201,704

Disclosure of Long Lived Assets Held-for-sale
Loss on disposal of assets and other consists of:

	For the three months ended October 31,
	2015	2014
Loss on assets held for sale	$12,112	$—
Loss on sale of assets held for sale	1,259	—
Loss on sale of assets	1,546	961
Loss on disposal of assets and other	$14,917	$961

Loss on disposal of assets and other during the three and six month periods ended January 31, 2016 consists of:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Loss on assets held for sale	$—	$—	$12,112	$—
(Gain) loss on sale of assets held for sale	(468)	—	791	—
Loss on sale of assets	2,992	1,414	4,538	2,375
Loss on disposal of assets and other	$2,524	$1,414	$17,441	$2,375